Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2014
Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following:

	December 31,
	2013	2014
Other taxes payable	$1,923,070	$1,303,688
Accrued employee payroll and welfare	3,402,678	2,919,888
Other payable	4,910,720	2,889,184
Accrued expenses	2,580,340	4,114,212
Advances from customers	290,952	597,614

	$13,107,760	$11,824,586